AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 83.9%
Communication Services - 8.2%
NetEase, Inc. (China)	202,000	$4,217,657
Tencent Holdings, Ltd. (China)	70,000	4,386,360

Total Communication Services		8,604,017
Consumer Discretionary - 11.4%
JD.com, Inc., Class A (China)*	83,333	3,158,451
JS Global Lifestyle Co., Ltd. (Hong Kong)[1]	2,309,100	3,690,072
Midea Group Co., Ltd., Class A (China)	437,196	5,083,198

Total Consumer Discretionary		11,931,721
Consumer Staples - 6.3%
By-health Co., Ltd., Class A (China)	599,960	2,365,776
Kweichow Moutai Co., Ltd., Class A (China)	14,000	4,185,343

Total Consumer Staples		6,551,119
Health Care - 2.8%
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A (China)	233,944	2,856,422
JW Cayman Therapeutics Co., Ltd. (China)*,1	36,400	42,195

Total Health Care		2,898,617
Industrials - 35.0%
Centre Testing International Group Co., Ltd., Class A (China)	240,700	803,954
Contemporary Amperex Technology Co., Ltd., Class A (China)	49,500	4,781,069
Estun Automation Co., Ltd., Class A (China)	1,723,567	6,294,312
Guangzhou GRG Metrology & Test Co., Ltd., Class A (China)*	1,259,936	4,642,934
Shenzhen Inovance Technology Co., Ltd., Class A (China)	902,354	8,639,798
Sungrow Power Supply Co., Ltd., Class A (China)	396,014	7,189,606
Xinyi Glass Holdings, Ltd. (Hong Kong)	1,628,000	4,315,773

Total Industrials		36,667,446
	Shares	Value
Information Technology - 12.2%
Hangzhou First Applied Material Co., Ltd., Class A (China)	274,000	$4,963,159
Sunny Optical Technology Group Co., Ltd. (China)	80,000	2,065,405
Wuxi Lead Intelligent Equipment Co., Ltd., Class A (China)	499,956	5,746,981

Total Information Technology		12,775,545
Materials - 8.0%
Shandong Sinocera Functional Material Co., Ltd., Class A (China)	460,341	2,925,473
Yunnan Energy New Material Co., Ltd., Class A (China)	135,104	5,433,610

Total Materials		8,359,083

Total Common Stocks (Cost $101,817,356)		87,787,548
Participation Notes - 7.9%
Consumer Discretionary - 7.9%
Zhejiang Shuanghuan Driveline Co., Ltd. (CLSA Ltd.), 08/04/26 (China)	2,100,000	8,270,384

Total Participation Notes (Cost $7,566,381)		8,270,384
Short-Term Investments - 8.2%
Other Investment Companies - 8.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	5,676,517	5,676,517
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	2,924,266	2,924,266

Total Short-Term Investments (Cost $8,600,783)		8,600,783
Total Investments - 100.0% (Cost $117,984,520)		104,658,715
Other Assets, less Liabilities - 0.0%#		4,510
Net Assets - 100.0%		$104,663,225

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the value of these securities amounted to $3,732,267 or 3.6% of net assets.
[2]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	—	$36,667,446	—	$36,667,446
Information Technology	—	12,775,545	—	12,775,545
Consumer Discretionary	—	11,931,721	—	11,931,721
Communication Services	—	8,604,017	—	8,604,017
Materials	—	8,359,083	—	8,359,083
Consumer Staples	$2,365,776	4,185,343	—	6,551,119
Health Care	2,856,422	42,195	—	2,898,617
Participation Notes
Consumer Discretionary	—	8,270,384	—	8,270,384
Short-Term Investments
Other Investment Companies	8,600,783	—	—	8,600,783
Total Investments in Securities	$13,822,981	$90,835,734	—	$104,658,715

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2022, was as follows:
Country	% of Long-Term Investments
China	91.7
Hong Kong	8.3
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.